UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND II
GRT CAPITAL PARTNERS, L.L.C.
GRT ABSOLUTE RETURN FUND
GRT VALUE FUND

Semi-Annual Report	January 31, 2011

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
(Unaudited)
TABLE OF CONTENTS

Shareholders’ Letters	1
Schedules of Investments	5
Statements of Assets and Liabilities	19
Statements of Operations	20
Statements of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	26
Disclosure of Fund Expenses	36
Approval of Investment Advisory Agreement	38
The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
SHAREHOLDERS’ LETTER
Dear Shareholders:
We are pleased to provide you with this report for the GRT Absolute Return Fund (the “Fund”), which covers the stub period from inception, December 14, 2010 through January 31, 2011.
During the short time-frame covered in this report, the Fund’s value increased 1.30%, compared to an increase of 0.80% for a 60/40 blend of the Wilshire 5000 Index and the Barclays Capital U.S. Aggregate Bond Index.
We would like to welcome you as investors to the GRT Absolute Return Fund. While the name “Absolute Return” has no standard definition and can mean many different things to many different investors in practice, we would like to outline some of the key elements of our approach.
First, this Fund has wide investment flexibility in seeking to produce a positive return under most market conditions. As an investor, you should expect to see a variety of asset classes from large cap growth equities to small cap value equities, from inflation adjusting government bonds (TIPS) to high yield corporate bonds, from equities in timber to gold mining companies, from cash equivalents to many other asset classes, as well as short sales of various asset classes. With this broad spectrum of investments, the Investment Manager believes it will have the tools for managing volatility in a quickly changing and sometimes capricious investment world.
Second, the Fund’s Investment Manager is most concerned with the preservation and growth of real (taking into account inflation or the declining value of money over time) purchasing power, not nominal returns. With the unprecedented moves by the Federal Reserve we believe investors must be wary of the possibility of noticeably higher unexpected inflation. Because of this concern, the Fund will probably have meaningful holdings of commodity (energy, metals, timber) related assets as well as securitized real estate (REITS). Also, holdings of bonds are likely to be emphasized only when real interest rates (again, nominal rates adjusted for inflation) are high or when the Investment Manager values the possibility of the returns to government bonds that can result from a general flight to safety.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
Finally, while we will use a variety of analytical methods, a key part of the toolkit will be sentiment analysis. Using sentiment metrics that have a long enough history to provide us with a useful calibration, we will tend to be cautious on asset classes when we believe that most investors are overly enthusiastic. On the other hand, when most investors appear to be panicked and selling, we hope to be buying at attractive prices and valuations.
GRT Absolute Return Fund
Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA
This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Definition of the Comparative Indices
The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
The Wilshire 5000 Total Market Index, or more simply the Wilshire 5000, is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
SHAREHOLDERS’ LETTER
Dear Shareholders:
We are pleased to provide you with this semi-annual report for the GRT Value Fund (the “Fund”), which covers the period from July 31, 2010 through January 31, 2011.
During the past six months, the Fund’s value increased 23.39% compared to an increase of 20.75% for the Russell 2000 Index.
Despite a period marked by speculation in lower quality equities and above-average volatility, the Fund managed to outperform the index during the period. This has not been a “friendly” environment in general for the value equity investor. We firmly believe that this performance is due, in part, to our farm-team approach, our highly diversified portfolio construction techniques and some good old-fashioned stock-picking.
Since the market lows in March of 2009, the bull market has ratcheted upwards, with only a few minor corrections along the way. In fact, early in 2011 the market surpassed the levels it had prior to the Lehman Brothers bankruptcy in September, 2008. The natural inclination of many investors is to wave the “all clear” flag and pile back into the equities market. Sentiment surveys would suggest that this has already happened, at least to some extent, as indicated by mutual fund bond flow data, which suggest that investors’ 18 month love affair with bonds is drawing to a close. We continue to seek a balance between making satisfactory returns and controlling risk. Recent increases in the long bond interest rate—despite the Federal Reserve’s ongoing purchase of $600 billion of additional securities—and growing commodity inflation, are warnings that investors should only ignore at their peril.
Against this backdrop, we continue to build our portfolio name by name with a focus on higher quality companies. The experience of a management team should not be discounted, especially when faced with such a challenging environment. The team on this Fund is very experienced and will continue to work hard towards preserving and growing real wealth for the remainder of 2011 and beyond.
GRT Value Fund
Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Definition of the Comparative Index
The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
(Unaudited)
SECTOR WEIGHTINGS†:

†  Percentages are based on total investments, excluding securities sold short.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 54.9%

	Shares	Value
CONSUMER DISCRETIONARY — 2.6%
Gap	9,000	$173,430
TJX	2,000	94,780

		268,210

CONSUMER STAPLES — 9.3%
Bunge	1,000	68,070
Clorox	2,000	125,780
Colgate-Palmolive	1,200	92,124
ConAgra Foods	3,000	66,990
Kimberly-Clark (A)	3,000	194,190
Kraft Foods, Cl A (A)	3,000	91,710
PepsiCo	2,000	128,620
Smart Balance*	5,000	20,025
Wal-Mart Stores (A)	3,500	196,245

		983,754

ENERGY — 9.3%
Atwood Oceanics*	2,000	80,840
Cenovus Energy	1,000	34,610
ConocoPhillips (A)	2,000	142,920
Crocotta Energy*	5,000	11,353
Diamond Offshore Drilling	1,500	107,565
Encana	2,000	64,540
Exxon Mobil (A)	2,000	161,360
Marathon Oil	2,200	100,540
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Murphy Oil	600	$39,780
Suncor Energy	3,000	124,530
Total ADR	2,000	117,540

		985,578

FINANCIALS — 0.4%
First Pacific ADR	5,000	21,750
Weyerhaeuser REIT	1,000	23,180

		44,930

HEALTH CARE — 12.0%
Abbott Laboratories (A)	3,500	158,060
Affymetrix*	8,000	38,800
Boston Scientific*	10,000	69,800
Forest Laboratories*	3,000	96,780
GlaxoSmithKline ADR	3,500	127,155
Johnson & Johnson (A)	2,500	149,425
Martek Biosciences*	2,000	62,820
Medtronic	4,000	153,280
Merck	4,500	149,265
Novartis ADR	2,000	111,720
Pernix Therapeutics Holdings*	200	2,198
Sanofi-Aventis ADR	3,000	103,230
Trinity Biotech ADR*	4,000	33,720

		1,256,253

INDUSTRIALS — 0.2%
Siemens ADR	200	25,682

INFORMATION TECHNOLOGY — 11.1%
Black Box	2,500	87,975
Canon ADR	1,000	49,160
Cisco Systems* (A)	6,000	126,900
Computer Sciences	2,500	133,225
Dell*	8,000	105,280
Google, Cl A*	200	120,072
Hewlett-Packard	1,000	45,690
Intel	8,000	171,680
Microsoft (A)	7,000	194,075
MKS Instruments*	2,000	57,420
PMC — Sierra*	10,000	78,200

		1,169,677

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
MATERIALS — 5.8%
Barrick Gold	3,500	$166,285
Goldcorp	2,500	100,525
IAMGOLD	3,000	57,060
Newmont Mining	2,500	137,675
Northgate Minerals*	35,000	90,300
Temple-Inland	2,000	47,980

		599,825

TELECOMMUNICATION SERVICES — 1.6%
Sprint Nextel*	5,000	22,600
Vodafone Group ADR	5,000	141,800

		164,400

UTILITIES — 2.6%
Entergy	2,000	144,340
NextEra Energy	1,000	53,460
Southern	2,000	75,240

		273,040

TOTAL COMMON STOCK (Cost $5,677,176)		5,771,349

EXCHANGE TRADED FUNDS — 1.8%
Direxion Daily Small Cap Bear 3x	500	7,760
iShares MSCI Singapore	3,500	48,090
Japan Smaller Capitalization Fund	5,000	44,750
Korea Fund	1,000	45,780
Market Vectors Vietnam ETF	1,000	29,000
Ultrashort QQQ Proshares	1,000	10,930

TOTAL EXCHANGE TRADED FUNDS (Cost $179,823)		186,310

SHORT-TERM INVESTMENT — 45.6%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.210% (B) (Cost $4,792,984)	4,792,984	4,792,984

TOTAL INVESTMENTS — 102.3% (Cost $10,649,983)		$10,750,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
(Unaudited)
SECURITIES SOLD SHORT
COMMON STOCK — (13.4)%

	Shares	Value
CONSUMER DISCRETIONARY — (5.2)%
Gaylord Entertainment*	(1,000)	$(33,340)
Harley-Davidson	(1,500)	(59,475)
KB Home	(2,500)	(37,100)
Las Vegas Sands*	(1,000)	(46,490)
Lululemon Athletica*	(700)	(48,076)
NetFlix*	(300)	(64,224)
OfficeMax*	(1,000)	(16,070)
Shutterfly*	(1,000)	(33,290)
Tempur-Pedic International*	(600)	(26,184)
Tesla Motors*	(2,000)	(48,200)
Toll Brothers*	(3,000)	(60,720)
Under Armour, Cl A*	(1,100)	(65,846)

		(539,015)

CONSUMER STAPLES — (0.4)%
China-Biotics*	(1,000)	(14,510)
Green Mountain Coffee Roasters*	(1,000)	(33,580)

		(48,090)

ENERGY — (0.1)%
Uranium Energy*	(3,000)	(15,690)

FINANCIALS — (1.7)%
FXCM, Cl A*	(1,500)	(20,355)
Green Dot, Cl A*	(500)	(31,455)
MSCI, Cl A*	(1,400)	(47,922)
St. Joe*	(2,500)	(68,525)

		(168,257)

HEALTH CARE — (0.9)%
DexCom*	(3,000)	(42,315)
ExamWorks Group*	(1,000)	(21,880)
MAKO Surgical*	(2,000)	(31,040)

		(95,235)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — (0.4)%
Clean Harbors*	(200)	$(18,008)
Healthcare Services Group	(500)	(7,920)
Wabash National*	(2,000)	(22,720)

		(48,648)

INFORMATION TECHNOLOGY — (3.5)%
Acme Packet*	(300)	(16,134)
Aruba Networks*	(1,200)	(25,860)
Concur Technologies*	(100)	(5,103)
Dice Holdings*	(1,500)	(19,590)
GSI Commerce*	(1,000)	(23,040)
Motricity*	(1,500)	(28,883)
OpenTable*	(900)	(70,758)
Rackspace Hosting*	(2,000)	(67,020)
RealPage*	(2,000)	(54,780)
Riverbed Technology*	(200)	(7,174)
Salesforce.com*	(100)	(12,914)
SuccessFactors*	(1,200)	(34,944)

		(366,200)

MATERIALS — (1.2)%
Intrepid Potash*	(700)	(25,298)
Molycorp*	(1,200)	(56,172)
Vulcan Materials	(300)	(12,768)
Zoltek*	(3,000)	(33,540)

		(127,778)

TOTAL COMMON STOCK (Proceeds $1,422,488)		(1,408,913)

EXCHANGE-TRADED FUND — (0.6)%
iShares MSCI Spain	(1,500)	(62,805)

TOTAL EXCHANGE-TRADED FUND (Proceeds $61,179)		(62,805)

TOTAL SECURITIES SOLD SHORT — (14.0)% (Proceeds $1,483,667)		$(1,471,718)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JANUARY 31, 2011
(Unaudited)
WRITTEN OPTIONS — (0.1)%

	Contracts	Value
Marathon Oil Call Option
Expires 4/16/11, Strike Price $45.00*	(5)	$(1,300)

TOTAL WRITTEN OPTIONS (Premiums Received $889)		$(1,300)

Percentages are based on Net Assets of $10,512,523.
*	Non income producing security.

(A)	All or a portion of the shares have been committed as collateral for open short positions.

(B)	The rate shown is the 7-day effective yield as of January 31, 2011.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,771,349	$—	$—	$5,771,349
Exchange-Traded Funds	186,310	—	—	186,310
Short-Term Investment	4,792,984	—	—	4,792,984

Total Investments in Securities	$10,750,643	$—	$—	$10,750,643

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Securities Sold Short — Common Stock	$(1,408,913)	$—	$—	$(1,408,913)
Securities Sold Short — Exchange-Traded Fund	(62,805)	—	—	(62,805)
Written Options	(1,300)	—	—	(1,300)

Total Other Financial Instruments	$(1,473,018)	$—	$—	$(1,473,018)

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
SECTOR WEIGHTINGS†:

†  Percentages are based on total investments.
SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%

	Shares	Value
CONSUMER DISCRETIONARY — 6.1%
Arbitron	6,930	$288,912
Bridgepoint Education*	26,760	488,637
Career Education*	4,370	98,063
Carter’s*	13,540	375,058
Corinthian Colleges*	111,910	590,885
Footstar	60,263	57,250
Global Education & Technology Group ADR*	10,929	98,361
Gordmans Stores*	6,560	97,941
Group 1 Automotive	16,100	609,224
Kenneth Cole Productions, Cl A*	14,130	192,733
McCormick & Schmick’s Seafood Restaurants*	13,060	117,540
McGraw-Hill	14,170	552,346
Motorcar Parts of America*	26,418	380,419
Papa John’s International*	17,430	500,241
PetSmart	4,790	192,750
Tuesday Morning*	4,340	21,483
Wet Seal, Cl A*	5,310	18,160

		4,680,003

CONSUMER STAPLES — 2.1%
Alliance One International*	39,783	152,369
CVS/Caremark	13,070	446,994
Darling International*	29,870	404,738
Nature’s Sunshine Products*	39,203	319,505
Snyders-Lance	7,620	158,039
Universal	4,360	165,200

		1,646,845

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
ENERGY — 9.1%
Atlas Pipeline Partners	88,410	$2,144,826
CARBO Ceramics	1,700	195,772
Crude Carriers	15,320	238,379
Dresser-Rand Group*	4,350	199,796
Eagle Rock Energy Partners	17,304	158,678
Massey Energy	5,220	328,129
Matrix Service*	11,110	125,099
Noble	16,680	638,010
Seahawk Drilling*	99,447	690,659
StealthGas*	65,348	452,862
Union Drilling*	138,837	1,013,510
Willbros Group*	64,780	774,769

		6,960,489

FINANCIALS — 12.2%
Berkshire Hathaway, Cl B*	14,033	1,147,198
Cypress Sharpridge Investments REIT	23,200	302,760
Ezcorp, Cl A*	26,124	702,736
Federated Investors, Cl B	46,050	1,247,034
Fidelity National Financial, Cl A	30,930	416,008
First American Financial	23,160	359,212
Hudson City Bancorp	11,190	122,866
Maiden Holdings	57,900	463,200
MFA Financial REIT	78,400	640,528
New York Community Bancorp	39,100	716,312
Oriental Financial Group	62,050	733,431
Piper Jaffray*	24,470	1,022,846
Raymond James Financial	3,487	126,299
Safeguard Scientifics*	82,893	1,363,590

		9,364,020

HEALTH CARE — 15.1%
Adolor*	60,943	85,930
Affymetrix*	29,510	143,124
Allied Healthcare Products*	13,231	55,835
Alphatec Holdings*	87,340	210,489
AMN Healthcare Services*	36,490	211,642
Animal Health International*	200,701	555,942
BioScrip*	53,930	279,357
CardioNet*	81,673	355,278
Centene*	22,280	617,602
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
HEALTH CARE — continued
Charles River Laboratories International*	9,950	$381,583
Cornerstone Therapeutics*	25,670	149,399
DaVita*	5,140	379,589
Harvard Bioscience*	17,382	74,047
ICON ADR*	13,030	290,178
Immucor*	15,670	309,796
ISTA Pharmaceuticals*	28,798	163,285
LHC Group*	25,860	687,876
Merit Medical Systems*	20,638	304,823
Natus Medical*	48,227	726,299
Palomar Medical Technologies*	19,150	284,569
PSS World Medical*	15,464	368,507
Questcor Pharmaceuticals*	74,540	1,152,388
Quidel*	35,323	479,686
Rochester Medical*	68,192	728,632
Santarus*	56,294	183,800
Thermo Fisher Scientific*	4,350	249,124
Trinity Biotech ADR*	101,713	857,441
VCA Antech*	4,160	95,347
Warner Chilcott, Cl A	38,960	934,650
Zimmer Holdings*	4,790	283,376

		11,599,594

INDUSTRIALS — 20.8%
Actuant, Cl A	19,920	552,382
Allied Defense Group*	38,762	134,892
American Railcar Industries*	16,720	317,178
American Reprographics*	80,230	647,456
ATS Automation Tooling Systems*	37,677	277,610
Blount International*	126,240	1,894,862
Bucyrus International, Cl A	6,120	555,451
C&D Technologies*	207,370	49,561
Ceradyne*	10,830	383,707
CIRCOR International	7,640	308,580
Colfax*	28,735	535,620
Copart*	24,110	946,318
Corporate Executive Board	4,350	169,041
Douglas Dynamics	8,462	123,376
Dycom Industries*	15,631	251,190
Esterline Technologies*	6,090	433,486
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Flow International*	21,390	$80,212
Goodrich	5,600	507,472
GrafTech International*	18,407	386,547
Harsco	32,100	1,035,867
Huron Consulting Group*	29,310	750,629
Innerworkings*	15,996	100,775
Interface, Cl A	66,840	1,086,150
KAR Auction Services*	87,420	1,297,313
KHD Humboldt Wedag International	23,050	228,931
LECG*	24,157	38,168
Manitowoc	7,550	101,397
Mine Safety Appliances	8,880	276,878
Orbital Sciences*	27,160	463,350
Quanex Building Products	5,220	101,738
Rockwell Collins	7,940	509,271
Spirit Aerosystems Holdings, Cl A*	6,850	161,797
Titan International	25,979	493,601
Ultralife*	52,200	358,614
Xerium Technologies*	17,980	355,105

		15,914,525

INFORMATION TECHNOLOGY — 21.6%
Advanced Analogic Technologies*	224,240	892,475
ATMI*	1,670	34,402
Brooks Automation*	174,008	2,042,854
ChipMOS TECHNOLOGIES Bermuda*	56,130	364,284
Cogo Group*	7,248	63,492
CoreLogic	33,050	662,652
Demand Media*	150	3,042
Dynamics Research*	17,750	239,092
eBay*	2,610	79,240
EchoStar, Cl A*	6,930	188,843
EMS Technologies*	4,430	81,202
Fair Isaac	9,320	236,542
FEI*	16,440	447,990
Fidelity National Information Services	10,976	334,000
FLIR Systems*	5,690	176,618
FSI International*	8,490	35,488
GSE Systems*	69,696	227,209
GTSI*	42,045	197,612
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Harris	3,820	$177,783
Integrated Device Technology*	70,250	448,195
Internap Network Services*	11,570	84,345
InterXion Holding*	3,890	54,849
Intevac*	85,085	1,169,919
Local.com*	179,980	730,719
Mantech International, Cl A*	9,310	374,308
Mattson Technology*	14,340	32,839
Maxim Integrated Products	5,050	130,391
Measurement Specialties*	22,231	598,903
MEMC Electronic Materials*	30,890	342,570
MKS Instruments*	1,710	49,094
Oclaro*	6,960	96,605
OPTi	132,560	298,260
PC Mall*	45,160	316,120
Polycom*	3,490	153,036
Quantum*	78,280	210,573
SAIC*	22,680	375,808
Seagate Technology*	27,874	390,236
SemiLEDs*	4,799	86,766
SPS Commerce*	20,500	325,437
TechTarget*	119,751	880,170
Ultra Clean Holdings*	92,276	1,153,450
Vishay Precision Group*	54,475	1,010,511
Vitesse Semiconductor*	36,123	190,729
Western Union	28,070	569,260

		16,557,913

MATERIALS — 10.0%
Agrium	1,270	112,255
Alamos Gold	13,210	200,264
Ashland	6,380	370,423
Brush Engineered Materials*	2,410	84,302
Chemtura*	4,350	72,602
FMC	6,090	463,205
Frontier Rare Earths*	43,290	128,417
Huntsman	19,990	348,026
Jaguar Mining*	184,710	1,100,871
Material Sciences*	91,647	668,107
Methanex	25,730	701,400
Olin	16,950	330,016
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
COMMON STOCK — continued

	Shares/Face
	Amount	Value
MATERIALS — continued
Omnova Solutions*	33,201	$233,403
Q2 Gold Resources* (B)	15,766	—
Reliance Steel & Aluminum	3,030	158,439
SEMAFO*	37,405	379,661
Solutia*	74,693	1,749,310
Terra Nova Royalty	71,338	544,309

		7,645,010

TELECOMMUNICATION SERVICES — 0.4%
8x8*	69,440	181,238
Neutral Tandem*	8,700	131,544

		312,782

TOTAL COMMON STOCK (Cost $58,438,482)		74,681,181

EXCHANGE-TRADED FUNDS — 0.9%
BlackRock Floating Rate Income Strategies Fund	15,056	227,797
Eaton Vance Senior Floating-Rate Trust	21,740	367,406
SunAmerica Focused Alpha Growth Fund	6,006	106,126

TOTAL EXCHANGE-TRADED FUNDS (Cost $633,797)		701,329

CONVERTIBLE BONDS — 0.5%
KV Pharmaceutical
2.500%, 05/16/33	$345,000	125,925
C&D Technologies
5.250%, 11/01/25 (B)(C)	500,000	300,000

TOTAL CONVERTIBLE BONDS (Cost $552,722)		425,925

CORPORATE OBLIGATION — 0.5%
Allis-Chalmers Energy
8.500%, 03/01/17 (Cost $311,944)	350,000	359,625

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
RIGHTS — 0.1%

	Shares/
	Number of
	Rights	Value
GERMANY — 0.1%
KHD Humboldt Wedag International*	23,050	$45,196

TOTAL RIGHTS (Cost $0)		45,196

PREFERRED STOCK— 0.0%
INDUSTRIALS — 0.0%
Nielsen Holdings, 6.250%*	32	1,739
Northwest Airlines Escrow, 9.500%*(B)	12,260	—

TOTAL PREFERRED STOCK (Cost $1,600)		1,739

SHORT-TERM INVESTMENT — 0.1%
Fidelity Institutional Money Market Funds — Money Market Portfolio, Cl I, 0.210% (A)
(Cost $112,754)	112,754	112,754

TOTAL INVESTMENTS — 99.5%
(Cost $60,051,299)		$76,327,749

Percentages are based on Net Assets of $76,680,511.
*	Non income producing security.

(A)	The rate shown is the 7-day effective yield as of January 31, 2011.

(B)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2011, was $300,000 and represented 0.4% of net assets.

(C)	Security is in default on interest payments.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust
Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
JANUARY 31, 2011
(Unaudited)
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$74,681,181	$—	$—	$74,681,181
Exchange-Traded Funds	701,329	—	—	701,329
Convertible Bonds	—	425,925	—	425,925
Corporate Obligation	—	359,625	—	359,625
Rights	45,196	—	—	45,196
Preferred Stock	1,739	—	—	1,739
Short-Term Investment	112,754	—	—	112,754

Total Investments in Securities	$75,542,199	$785,550	$—	$76,327,749

For the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.
For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
(Unaudited)
STATEMENTS OF ASSETS AND LIABILITIES

	GRT Absolute	GRT Value
	Return Fund	Fund
Assets:
Investments, at Value (Cost $10,649,983 and $60,051,299)	$10,750,643	$76,327,749
Deposits with Broker for Securities Sold Short	1,346,501	—
Receivable for Investment Securities Sold	215,109	315,554
Deferred Offering Costs	46,704	—
Receivable from Investment Adviser	11,251	26,253
Accrued Income	5,201	32,915
Prepaid Expenses	434	6,713
Reclaims Receivable	84	—
Receivable for Capital Shares Sold	—	394,684

Total Assets	12,375,927	77,103,868

Liabilities:
Payable for Securities Sold Short, at Value (Proceeds $1,483,667 and $0)	1,471,718	—
Payable for Investment Securities Purchased	314,309	260,852
Payable for Deferred Offering Costs	46,704	—
Payable due to Administrator	1,925	14,212
Options Written, at Value (Premiums Received $889 and $0)	1,300	—
Payable due to Investment Adviser	8,804	61,765
Shareholder Service Fees Payable	660	—
Payable due to Trustees	362	3,396
Chief Compliance Officer Fees Payable	303	3,617
Payable due to Distributor	—	15,298
Payable for Capital Shares Redeemed	—	215
Other Accrued Expenses	17,319	64,002

Total Liabilities	1,863,404	423,357

Net Assets	$10,512,523	$76,680,511

Net Assets Consist of:
Paid-in-Capital	$10,384,310	$61,035,625
Undistributed Net Investment Income (Accumulated Net Investment Loss)	(9,411)	58,838
Accumulated Net Realized Gain (Loss) on Investments and Securities Sold Short	25,426	(690,402)
Net Unrealized Appreciation on Investments, Written Options and Securities Sold Short	112,198	16,276,450

Net Assets	$10,512,523	$76,680,511

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ($10,512,523 ÷ 1,038,191, and $76,680,511 ÷ 6,410,594, respectively)	$10.13	$11.96

Amounts designated as “—” are either $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
(Unaudited)
STATEMENTS OF OPERATIONS

	GRT Absolute	GRT Value
	Return Fund	Fund
	For the Period	For the Six
	Ended	Months Ended
	January 31,	January 31,
	2011*	2011
Investment Income
Dividend Income	$10,534	$710,491
Interest Income	—	28,960
Less: Foreign Taxes Withheld	(134)	(5,020)

Total Investment Income	10,400	734,431

Expenses
Investment Advisory Fees	13,199	316,492
Administration Fees	6,116	56,130
Shareholder Servicing Fees	660	—
Trustees’ Fees	363	5,812
Chief Compliance Officer Fees	303	4,973
Distribution Fees	—	83,287
Offering Costs	7,658	—
Transfer Agent Fees	4,248	27,008
Audit Fees	4,082	10,065
Printing Fees	1,086	19,630
Custodian Fees	699	3,080
Legal Fees	685	19,843
Registration Fees	309	11,140
Broker Fees and Charges on Short Sales	11	—
Insurance and Other Expenses	1,144	7,826

Total Expenses	40,563	565,286
Less: Waiver of Investment Advisory Fees	(13,199)	(132,095)
Reimbursement from Investment Adviser	(7,553)	—
Fees Paid Indirectly — See Note 4	—	(23)

Net Expenses	19,811	433,168

Net Investment Income (Loss)	(9,411)	301,263

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
(Unaudited)
STATEMENTS OF OPERATIONS — continued

	GRT Absolute	GRT Value
	Return Fund	Fund
	For the Period	For the Six
	Ended	Months Ended
	January 31,	January 31,
	2011*	2011
Net Realized Gain on Investments	$11,507	$279,006
Net Realized Gain on Securities Sold Short	13,919	—
Net Realized Loss on Foreign Currency Transactions	—	(2,929)
Net Change in Unrealized Appreciation (Depreciation) on Investments	100,660	14,068,209
Net Change in Unrealized Appreciation (Depreciation) on Securities Sold Short	11,949	—
Net Change in Unrealized Appreciation (Depreciation) on Written Options	(411)	—
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	—	(139)

Net Realized and Unrealized Gain on Investments	137,624	14,344,147

Net Increase in Net Assets Resulting from Operations	$128,213	$14,645,410

*	Commenced operations on December 14, 2010.
Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
(Unaudited)
STATEMENTS OF CHANGES IN NET ASSETS

Period
Ended
January 31,
2011*
Operations:
Net Investment Loss	$(9,411)
Net Realized Gain on Investments and Securities Sold Short	25,426
Net Change in Unrealized Appreciation on Investments, Securities Sold Short and Foreign Currency Transactions	112,198

Net Increase (Decrease) in Net Assets Resulting from Operations	128,213

Dividends and Distributions:
Net Investment Income	—

Capital Share Transactions:
Issued	10,384,310
Reinvestment of Distributions	—
Redemption Fees	—
Redeemed	—

Net Increase from Capital Share Transactions	10,384,310

Total Increase (Decrease) in Net Assets	10,512,523

Net Assets:
Beginning of Period	—

End of Period (including accumulated net investment loss of $(9,411))	$10,512,523

Share Transactions:
Issued	1,038,191
Reinvestment of Distributions	—
Redeemed	—

Net Increase in Shares Outstanding from Share Transactions	1,038,191

*	Commenced operations on December 14, 2010
Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended	Year
	January 31,	Ended
	2011	July 31,
	(Unaudited)	2010
Operations:
Net Investment Income	$301,263	$53,073
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	276,077	(364,351)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	14,068,070	1,997,940

Net Increase in Net Assets Resulting from Operations	14,645,410	1,686,662

Dividends and Distributions:
Net Investment Income	(299,891)	(1,911)

Capital Share Transactions:
Issued	15,163,755	53,688,028 (1)
Reinvestment of Distributions	212,787	1,771
Redemption Fees	—	4,423
Redeemed	(7,523,871)	(2,571,937)

Net Increase from Capital Share Transactions	7,852,671	51,122,285

Total Increase in Net Assets	22,198,190	52,807,036

Net Assets:
Beginning of Period	54,482,321	1,675,285

End of Period (including undistributed net investment income of $58,838 and $57,466, respectively)	$76,680,511	$54,482,321

Share Transactions:
Issued	1,445,675	5,660,088 (1)
Reinvestment of Distributions	17,911	196
Redeemed	(649,924)	(274,454)

Net Increase in Shares Outstanding from Share Transactions	813,662	5,385,830

(1)	Includes subscriptions as a result of an in-kind transfer of securities (see Note 8).
Amount designated as “—” is $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period
	Ended
	January 31,
	2011*
	(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Loss(1)	(0.01)
Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	0.14

Total from Investment Operations	0.13

Net Asset Value, End of Period	$10.13

Total Return†	1.30%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$10,513
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.50	%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	3.07	%**
Ratio of Net Investment Loss to Average Net Assets	(0.71	)%**
Portfolio Turnover Rate	1	%***

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not Annualized.

(1)	Per share data calculated using average shares method.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Six Months
	Ended		Year	Year	Period
	January 31,		Ended	Ended	Ended
	2011		July 31,	July 31,	July 31,
	(Unaudited)		2010	2009	2008*
Net Asset Value, Beginning of Period	$9.73		$7.94	$9.62	$10.00

Income from Investment Operations:
Net Investment Income(1)	0.05		0.02	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	2.23		1.78	(1.68)	(0.38)

Total from Investment Operations	2.28		1.80	(1.67)	(0.37)

Redemption Fees	—		— ††	—	—

Dividends and Distributions from:
Net Investment Income	(0.05)		(0.01)	(0.01)	(0.01)

Net Asset Value, End of Period	$11.96		$9.73	$7.94	$9.62

Total Return†	23.39%		22.64%	(17.35)%	(3.67)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$76,681		$54,482	$1,675	$1,732
Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	1.30	%**	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	1.70	%**	2.48%**	22.95%	28.03	%**
Ratio of Net Investment Income to Average Net Assets	(0.90	)%**	0.23%	0.14%	0.46	%**
Portfolio Turnover Rate	26	%***	36%	95%	4	%***

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount shown represents less than $0.01.

*	Commenced operations on May 1, 2008.

**	Annualized.

***	Not Annualized.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:
The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 30 funds. The financial statements herein are those of the GRT Absolute Return Fund and the GRT Value Fund, both diversified funds (each a “Fund” and collectively, the “Funds”). The financial statements of the remaining funds are presented separately. The investment objectives of the Funds are capital appreciation. The Funds invest primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.
2.	Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Funds:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds will seek to obtain a bid price from at least one independent broker.
Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2011, the total market value of securities in the GRT Value Fund, valued in accordance with fair value procedures, was $300,000 or 0.4% of net assets.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.
For the six months ended January 31, 2011, there have been no significant changes to the Trust’s fair value methodology and there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
Securities sold short — The GRT Absolute Return Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as broker fees and charges on securities sold short in the Statement of Operations.
Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.
Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
Options Written/Purchased — The Funds may invest in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Funds, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss.
The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.
Written options transactions entered into during the period from December 14, 2010 through January 31, 2011 are summarized as follows:

	GRT Absolute Return Fund
	Number of Contracts	Premium

Balance at the beginning of the period	—	$—
Written	5	889

Balance at the end of the period	5	$889

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.
Organization and Offering Costs — Organization costs of the GRT Absolute Return Fund, which commenced operations on December 14, 2010, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of January 31, 2011, $46,704 remained to be amortized.
Redemption Fees — The Funds retain a redemption fee of 2% on redemption of capital shares held less than fourteen days. There were no fees retained by the Funds during the period ended January 31, 2011.
3.	Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:
0.12% on the first $250 million of the Funds’ average daily net assets;
0.10% on the next $250 million of the Funds’ average daily net assets; and
0.08% on the Funds’ average daily net assets over $500 million.
The Funds are subject to a minimum annual administration fee of $100,000 per year for the first fund and $90,000 per year per additional fund for two or

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
more funds. There is also a minimum annual administration fee of $15,000 per additional class.
The Trust and Distributor are parties to a Distribution Agreement for the GRT Value Fund dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the “Plan”) that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Funds’ average daily net assets. GRT Absolute Return Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2011, the GRT Absolute Return Fund earned no credits, and the GRT Value Fund earned $23 of cash management credits. This amount is listed as “Fees Paid Indirectly” on the Statement of Operations.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.
5.	Investment Advisory Agreement:
Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the GRT Absolute Return Fund’s average daily net assets, and 0.95% of the GRT Value Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the GRT Absolute Return Fund’s and GRT Value Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% and 1.30% of the Funds’ average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
Expenses” and 1.50% of the GRT Absolute Return Fund and 1.30% for the GRT Value Fund and to recapture any of its prior waivers or reimbursements made during the preceding three year period. As of January 31, 2011, fees which were previously waived by the Adviser for the GRT Value Fund which may be subject to possible future reimbursement to the Adviser were $255,405, $285,465 and $259,148 expiring in 2012, 2013 and 2014 respectively.
6.	Investment Transactions:
For the six months ended January 31, 2011, the purchases and sales of investment securities other than long-term U.S. Government, short-term investments, and written index options were:

	Purchases	Sales
GRT Absolute Return Fund	$5,909,798	$64,306
GRT Value Fund	26,791,537	16,110,885
There were no purchases or sales of long-term U.S. Government securities for either Fund.
7.	Federal Tax Information:
The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared for the GRT Value Fund during the years ended July 31, 2010 and July 31, 2009 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2010	$1,911	$—	$1,911
2009	1,572	—	1,572

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
As of July 31, 2010, the components of Distributable Earnings on a tax basis for the GRT Value Fund were as follows:

Undistributed Ordinary Income	$70,724
Capital Loss Carryforwards	(595,161)
Post-October Capital Losses	(313,608)
Post-October Currency Losses	(1,129)
Unrealized Appreciation/(Depreciation)	2,138,541

Total Distributable Earnings	$1,299,367

Post-October losses represent losses realized on investment transactions from November 1 2009, through July 31, 2010, that, in accordance with Federal income tax regulations, the GRT Value Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains for the GRT Value Fund were as follows:

Expires	Amount
July 2018	$579,932
July 2017	15,229
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding written options and securities sold short at January 31, 2011 were as follows: Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

		Aggregate Gross	Aggregate Gross
	Federal	Unrealized	Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
GRT Absolute Return Fund	$10,649,983	$264,136	$(163,476)	$100,660
GRT Value Fund	60,051,992	17,725,410	(1,449,653)	16,275,757

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
JANUARY 31, 2011
8.	In-kind Transfer of Securities
During the year ended July 31, 2010, the GRT Value Fund issued shares of beneficial interest in exchange of securities. These securities were transferred at their current value on the date of the transaction.

Transaction
Date	Shares Issued	Value
January 27, 2010	2,829,668	$25,976,354
9.	Other
At January 31, 2011, 96% of total shares outstanding of the GRT Absolute Return Fund were held by two shareholders and 80% of the total shares outstanding of the GRT Value Fund were held by four shareholders, owning 10% or greater of the aggregate total shares outstanding.
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss is remote.
10.	New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.
11.	Subsequent Events:
The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)
Note: Because the hypothetical return is set at 5% for comparison purposes —NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning
	Account
	Value	Ending		Expenses
	12/14/10	Account	Annualized	Paid
	(Commencement	Value	Expense	During
GRT Absolute Return Fund	of Operations)	01/31/11	Ratios	Period

Actual Fund Return	$1,000.00	$1,013.00	1.50%	$2.03 *
Hypothetical 5% Return	1,000.00	1,018.15	1.50	7.63 **

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
GRT Value Fund	08/01/10	01/31/11	Ratios	Period**

Actual Fund Return	$1,000.00	$1,233.90	1.30%	$7.20
Hypothetical 5% Return	1,000.00	1,018.65	1.30	6.51

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 49/365 (to reflect the period since commencement of operations).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)
Board Considerations in Re-Approving the Advisory Agreement
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at its November 9-10, 2010 meeting, the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”) considered 1) the re-approval of the existing advisory agreement between the Adviser and the Trust, on behalf of the GRT Value Fund (the “Value Fund”) and 2) the approval of an advisory agreement between the Adviser and the Trust, on behalf of the GRT Absolute Return Fund (the “Absolute Return Fund”), for an initial two-year term (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”). The Advisory Agreements, after their initial two-year term must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to an Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreements for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreements for an additional year.
Prior to this year’s meeting held on November 9-10, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Value Fund and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the existing Value Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Value Fund investors, as discussed in further detail below.
At the meeting, representatives from the Adviser, along with other service providers of the Funds, presented additional oral and written information to help the Board evaluate the Adviser’s fee and other aspects of each Advisory

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
Agreement. Among other things, the representatives provided an overview of the Adviser, including its personnel, risk management, investment approach, best execution, use of soft dollars and business plan. With respect to the new Absolute Return Fund, the representatives discussed the Absolute Return Fund’s objective and key investment personnel, the proposed breakdown of the Absolute Return Fund’s portfolio, the Adviser’s use of derivatives in managing the Absolute Return Fund and the reasons for launching the new Absolute Return Fund. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser’s oral presentation and any other information that the Board received at the meeting, and deliberated on the approval of the Advisory Agreements in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval for the Advisory Agreement for the Absolute Return Fund and the re-approval of the Advisory Agreement for the Value Fund, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.
Nature, Extent and Quality of Services Provided by the Adviser
In considering the nature, extent and quality of the services currently provided by the Adviser to the Value Fund and to be provided by the Adviser to the Absolute Return Fund, the Board reviewed the portfolio management services provided by the Adviser. Among other things, the Board considered the quality and continuity of the Adviser’s portfolio management personnel. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the ground and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.
The Trustees also considered other services provided or to be provided to each respective Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Value Fund by the Adviser and to be provided to the Absolute Return Fund by the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
Investment Performance of the Value Fund and the Adviser
With respect to the Value Fund, the Board was provided with information regarding the Value Fund’s performance since the Advisory Agreement was last renewed, as well as information regarding the Fund’s performance since its inception. The Board also compared the Value Fund’s performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, representatives of the Adviser provided information regarding and led a discussion of factors impacting the performance of the Value Fund, outlining current market conditions and explaining expectations and strategies for the future. The Board noted that the Value Fund had generally outperformed its respective benchmarks. Based on this information, the Board concluded that it was satisfied with the investment results the Adviser had been able to achieve for the Value Fund. The Board was also provided with information regarding performance of the Absolute Return Fund’s conceptual portfolio breakdown compared to its benchmark index over various periods of time. The Board noted that the performance of the Fund’s conceptual portfolio breakdown was comparable to that of its benchmark index over various periods of time.
Cost of Services Provided and Economies of Scale
In concluding that the advisory fees payable by each Fund were reasonable, the Trustees reviewed, among other things, a report of the costs of services provided by and the profits realized by the Adviser from its relationship with the Value Fund, as well as the expected costs of services to be provided by and the expected profits to be realized by the Adviser from its relationship with the Absolute Return Fund, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Value Fund and the expense ratio and the proposed advisory fee to be paid by the Absolute Return Fund to those paid by other comparable mutual funds and noted that the Value Fund’s total fees and expenses and the Absolute Return Fund’s anticipated total fees and expenses, after waivers, were within the range of the average fees and expenses incurred by other peer funds. The Board concluded that the advisory fees were the result of arm’s length negotiations and appeared reasonable in light of the services rendered and to be rendered. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were

THE ADVISORS’ INNER CIRCLE FUND II	GRT FUNDS
realized for the Value Fund during the current contract period, but did not conclude that such economies of scale had yet been achieved. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Absolute Return Fund, the Board did not make any conclusions regarding the Adviser’s profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Absolute Return Fund grow. In this regard, during future considerations of the Advisory Agreement for the Absolute Return Fund, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.
Based on the Board’s deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreements are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser provides to the Value Fund and will provide to the Absolute Return Fund; and (c) agreed to renew the Advisory Agreement for the Value Fund for another year and approve the Advisory Agreement for the Absolute Return Fund for an initial term for two years.

GRT Funds
P.O. Box 219009
Kansas City, MO 64121-9009
Investment Adviser:
GRT Capital Partners, L.L.C.
50 Milk Street
21st Floor
Boston, MA 02109
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young, LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Fund.
GRT-SA-001-0300

Item 2. Code of Ethics.
Not applicable for semi-annual report.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual report.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual report.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments.
Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Not applicable for semi-annual report.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson, President
Date: April 8, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson

Philip T. Masterson, President
Date: April 8, 2011

By (Signature and Title)	/s/ Michael Lawson

Michael Lawson
Treasurer, Controller & CFO
Date: April 8, 2011